Initial Public Offering (Details) - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 07, 2019	Mar. 04, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Initial Public Offering (Textual)
Description of offer for sale			The Company sold 23,300,917 Units in the Initial Public Offering, including 800,917 Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option, at a price of $10.00 per Unit, generating gross proceeds of approximately $233.0 million, and incurring offering costs of approximately $13.36 million, inclusive of approximately $8.13 million in deferred underwriting commissions.	The Company sold 23,300,917 Units in the Initial Public Offering, including 800,917 Units that were issued pursuant to the underwriters' partial exercise of their over-allotment option, at a price of $10.00 per Unit, generating gross proceeds of approximately $233.0 million, and incurring offering costs of approximately $13.36 million, inclusive of approximately $8.13 million in deferred underwriting commissions.
Description of outstanding warrants			Each Unit consists of one share of the Company’s Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant (each, a “Warrant” and, collectively, the “Warrants”). Each whole Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade. Each Warrant will become exercisable on the later of 30 days after the completion of the Company’s Initial Business Combination and 12 months from the closing of the Initial Public Offering and will expire five years after the completion of the Company’s Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last reported sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sent the notice of redemption to the warrantholders.	Each Unit consists of one share of the Company's Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant (each, a "Warrant" and, collectively, the "Warrants"). Each whole Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade. Each Warrant will become exercisable on the later of 30 days after the completion of the Company's Initial Business Combination and 12 months from the closing of the Initial Public Offering and will expire five years after the completion of the Company's Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, at a price of $0.01 per Warrant upon a minimum of 30 days' prior written notice of redemption, if and only if the last reported sale price of the Company's Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sent the notice of redemption to the warrant holders.
Affiliated units			77,750	77,750
Description of underwriter			The underwriters of the Initial Public Offering were entitled to underwriting discounts and commissions of 5.5%, of which 2.0% (approximately $4.64 million) was paid at the closing of the Initial Public Offering and 3.5% (approximately $8.13 million) was deferred.	The underwriters of the Initial Public Offering were entitled to underwriting discounts and commissions of 5.5%, of which 2.0% (approximately $4.64 million) was paid at the closing of the Initial Public Offering and 3.5% (approximately $8.13 million) was deferred.
Common Stock Class B
Initial Public Offering (Textual)
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Forfeited shares	643,520
Sponsor [Member]
Initial Public Offering (Textual)
Forfeited shares	643,520	643,520